Pension and Other Postretirement Benefits - Defined Benefit Plan Assumptions Used to Calculate Benefit Obligation (Details)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	2.40%
Expected long-term return on plan assets	5.90%	6.40%
Postretirement Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.60%	4.30%
Expected long-term return on plan assets	5.90%	6.40%
Health care trend rate assumed for next year	4.60%	5.40%
Ultimate health care trend rate	4.30%	4.30%
Supplemental Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.80%	2.50%